Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, equipment and software
At cost	¥ 4,219,638	$ 594,323	¥ 3,622,110
Less: accumulated depreciation	(3,240,041)	(456,350)	(2,577,263)
Property, equipment and software, net	979,597	137,973	1,044,847
Computer equipment, office equipment and purchased software
Property, equipment and software
At cost	4,149,947	584,507	3,591,861
Leasehold improvement
Property, equipment and software
At cost	¥ 69,691	$ 9,816	¥ 30,249